Label	Element	Value
StrategicAdvisersFidelityEmergingMarketsFund-PRO | InvestingInEtfsAndClosedEndFundsMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | GeographicExposureToChinaMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | ForeignAndEmergingMarketsRiskMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | QuantitativeInvestingMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | GeographicExposureMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | StockMarketVolatilityMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | IndustryExposureMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | GeographicExposureToThePacificBasinMember | Strategic Advisers Fidelity Emerging Markets Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
StrategicAdvisersMunicipalBondFund-PRO | InterestRateChangesMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
StrategicAdvisersMunicipalBondFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
StrategicAdvisersMunicipalBondFund-PRO | InvestingInEtfsMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersMunicipalBondFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersMunicipalBondFund-PRO | QuantitativeInvestingMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersMunicipalBondFund-PRO | MunicipalMarketVolatilityMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
StrategicAdvisersMunicipalBondFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Municipal Bond Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | IncomeRiskMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | InterestRateChangesMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | LeverageRiskMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | InvestingInEtfsMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | QuantitativeInvestingMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | MunicipalMarketVolatilityMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | PrepaymentMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Tax-Sensitive Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersAlternativesFund-PRO | CurrencyExposureMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Currency Exposure. Because the fund is normally exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging markets countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
StrategicAdvisersAlternativesFund-PRO | InterestRateChangesMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
StrategicAdvisersAlternativesFund-PRO | LeverageRiskMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forwards, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
StrategicAdvisersAlternativesFund-PRO | ForeignAndEmergingMarketsRiskMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
StrategicAdvisersAlternativesFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
StrategicAdvisersAlternativesFund-PRO | CorrelationRiskMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Correlation Risk. The correlation of asset classes or selected countries and investments become correlated in a way not anticipated by the Adviser could result in magnified risks and loss instead of reducing the risk of loss.
StrategicAdvisersAlternativesFund-PRO | SmallAndMidCapInvestingMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
StrategicAdvisersAlternativesFund-PRO | CommodityLinkedInvestingMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
StrategicAdvisersAlternativesFund-PRO | InvestingInEtfsMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersAlternativesFund-PRO | CommodityFuturesMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day.
StrategicAdvisersAlternativesFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersAlternativesFund-PRO | QuantitativeInvestingMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersAlternativesFund-PRO | GeographicExposureMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
StrategicAdvisersAlternativesFund-PRO | StockMarketVolatilityMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersAlternativesFund-PRO | PrepaymentMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersAlternativesFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds may invest in special purpose acquisition companies or other similar special purpose entities (collectively, SPACs), which do not have an operating history or ongoing business other than seeking acquisitions. As such, the value of a SPAC's securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition and may be highly volatile with little or no liquidity. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersAlternativesFund-PRO | SubsidiaryRiskMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Subsidiary Risk. Investment in Strategic Advisers Alternatives Fund Cayman Ltd. 1 and/or Strategic Advisers Alternatives Fund Cayman Ltd. 2, each an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiaries.
StrategicAdvisersAlternativesFund-PRO | IndustryExposureMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersAlternativesFund-PRO | HighPortfolioTurnoverMember | Strategic Advisers Alternatives Fund
Risk Text Block	rr_RiskTextBlock	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
StrategicAdvisersFidelityUSTotalStockFund-PRO | ForeignExposureMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersFidelityUSTotalStockFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StrategicAdvisersFidelityUSTotalStockFund-PRO | InvestingInEtfsMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityUSTotalStockFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersFidelityUSTotalStockFund-PRO | QuantitativeInvestingMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityUSTotalStockFund-PRO | GrowthInvestingMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
StrategicAdvisersFidelityUSTotalStockFund-PRO | StockMarketVolatilityMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersFidelityUSTotalStockFund-PRO | ValueInvestingMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
StrategicAdvisersFidelityUSTotalStockFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityUSTotalStockFund-PRO | IndustryExposureMember | Strategic Advisers Fidelity U.S. Total Stock Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersShortDurationFund-PRO | IncomeRiskMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield.
StrategicAdvisersShortDurationFund-PRO | InterestRateChangesMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
StrategicAdvisersShortDurationFund-PRO | LeverageRiskMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersShortDurationFund-PRO | ForeignExposureMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersShortDurationFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
StrategicAdvisersShortDurationFund-PRO | InvestingInEtfsMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersShortDurationFund-PRO | MultipleSubAdviserRiskMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersShortDurationFund-PRO | QuantitativeInvestingMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersShortDurationFund-PRO | PrepaymentMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersShortDurationFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Short Duration Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityCoreIncomeFund-PRO | InterestRateChangesMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
StrategicAdvisersFidelityCoreIncomeFund-PRO | LeverageRiskMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersFidelityCoreIncomeFund-PRO | ForeignAndEmergingMarketsRiskMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
StrategicAdvisersFidelityCoreIncomeFund-PRO | IssuerSpecificChangesMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
StrategicAdvisersFidelityCoreIncomeFund-PRO | InvestingInEtfsMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityCoreIncomeFund-PRO | QuantitativeInvestingMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityCoreIncomeFund-PRO | PrepaymentMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersFidelityCoreIncomeFund-PRO | InvestingInOtherFundsMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityCoreIncomeFund-PRO | IndustryExposureMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersFidelityCoreIncomeFund-PRO | HighPortfolioTurnoverMember | Strategic Advisers Fidelity Core Income Fund
Risk Text Block	rr_RiskTextBlock	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.